Schedule I - Condensed Financial Information of Registrant (Parent Company) - Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Financial Statements, Captions
NET CASH PROVIDED BY OPERATING ACTIVITIES	$ 1,085.3	$ 964.4	$ 969.7
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(574.4)	(638.9)	(563.8)
Net cash used by investing activities	(748.6)	(768.7)	(612.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of dividends on Common Stock	(176.9)	(168.9)	(160.7)
Repurchases of UGI Common Stock	(59.8)	(43.3)	(47.6)
Issuances of Common Stock	34.9	11.0	13.7
Other	(5.2)	(0.8)	15.5
Net cash used by financing activities	(438.2)	(146.6)	(275.1)
Cash and cash equivalents:
End of year	452.6	558.4	502.8
Beginning of year	558.4	502.8	369.7
Parent Company
Condensed Financial Statements, Captions
NET CASH PROVIDED BY OPERATING ACTIVITIES	208.2	253.2	195.6
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(2.3)	(0.4)	0.0
Net investments in unconsolidated subsidiaries	(6.5)	(40.7)	(8.9)
Net cash used by investing activities	(8.8)	(41.1)	(8.9)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of dividends on Common Stock	(176.9)	(168.9)	(160.7)
Repurchases of UGI Common Stock	(59.8)	(43.3)	(47.6)
Issuances of Common Stock	34.9	11.0	24.5
Other	0.0	0.1	0.0
Net cash used by financing activities	(201.8)	(201.1)	(183.8)
Cash and cash equivalents (decrease) increase	(2.4)	11.0	2.9
Cash and cash equivalents:
End of year	13.4	15.8	4.8
Beginning of year	15.8	4.8	1.9
(Decrease) increase	(2.4)	11.0	2.9
Dividends from unconsolidated subsidiaries	$ 190.5	$ 241.9	$ 193.1